Personnel Figures (Tables)	12 Months Ended
Dec. 31, 2017
Number And Average Number Of Employees [Abstract]
Summary of Number of Employees

The Group personnel, including that of subsidiaries and jointly-controlled companies in the five Latin American countries where the Group is present, is distributed as follows as of December 31, 2017 and 2016:

Country	12-31-2017				Annual Average
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total
Chile	7	45	3	55	58
Argentina	45	3,709	1,107	4,861	4,801
Brazil	19	2,756	814	3,589	3,788
Peru	45	863	-	908	907
Colombia	37	1,941	2	1,980	1,963
Total	153	9,314	1,926	11,393	11,517

Country	12-31-2016
Country	Managers and key executives	Professionals and Technicians	Staff and others	Total	Annual Average
Chile	8	49	5	62	55
Argentina	50	3,748	1,137	4,935	4,902
Brazil	25	1,888	586	2,499	2,548
Peru	43	887	-	930	935
Colombia	37	1,820	41	1,898	1,910
Total	163	8,392	1,769	10,324	10,350

It is important to note that the Group’s operations in Chile, beginning on March 1, 2016, are part of the new company named Enel Chile (see Note 6.1), which has been classified as held for distribution to owners.